Property, plant and equipment	6 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment
Note 10. Property, plant and equipment
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Non-current assets
Land - at cost	1,808	1,803

Buildings - at cost	155,424	153,100
Less: Accumulated depreciation	(8,971)	(5,042)
	146,453	148,058

Plant and equipment - at cost	6,025	4,145
Less: Accumulated depreciation	(1,003)	(712)
	5,022	3,433

HPC hardware – at cost	1,389	-

Mining hardware - at cost	115,111	115,024
Less: Accumulated depreciation	(26,853)	(15,709)
Less: Accumulated impairment	(25,935)	(25,934)
	62,323	73,381

Development assets - at cost	47,187	14,427

Total property, plant and equipment	264,182	241,102

Reconciliations
Reconciliations of the written down values at the beginning and end of the current period are set out below:

	Land	Buildings	Plant and equipment	Mining hardware	HPC hardware	Development assets	Total
Consolidated	$'000	$'000	$'000	$'000	$'000	$'000	$'000

Balance at 1 July 2023	1,803	148,058	3,433	73,381	-	14,427	241,102
Additions	-	880	1,880	80	1,389	33,987	38,217
Disposals	-	-	(35)	-	-	-	(35)
Exchange differences	5	(26)	(49)	(113)	-	45	(138)
Reversal of impairment	-	-	-	-	-	108	108
Transfers in/(out)	-	1,380	-	-	-	(1,380)	-
Depreciation expense	-	(3,839)	(207)	(11,025)	-	-	(15,071)

Balance at 31 December 2023	1,808	146,453	5,022	62,323	1,389	47,187	264,182

Depreciation of mining hardware commences once units are installed onsite and available for use.

Development assets includes costs related to the development of data center infrastructure at Childress, Texas along with other early-stage development costs.

Depreciation will commence on the development assets at Childress as each phase of the underlying infrastructure becomes available for use.